Note 7 - Equity Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Subordinated Units [Member] | Predecessor Long Term Incentive Plan [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Number of Units Converted (in Shares)	44,451
Subordinated Units [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Allocated Share-based Compensation Expense	$ 0.1	$ 0.2
Long Term Incentive Plan [Member] | Director [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Long Term Incentive Plan [Member] | Employees [Member] | 100% Vest at End of Period [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	18 months
Long Term Incentive Plan [Member] | Employees [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	5 years
Long Term Incentive Plan [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in Shares)	1,182,600
Percentage of Authorized Units	10.00%
Allocated Share-based Compensation Expense	0.2	0.1
Number of Units Exchanged (in Shares)	44,250
Predecessor Long Term Incentive Plan [Member]
Note 7 - Equity Compensation (Details) [Line Items]
Reversal of Compensation Liability		$ 0.1